Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	€ 74,211	€ 56,352
Cash flows	141,718	7,939
Acquisition of subsidiaries and businesses	35,050
New leases and disposals	4,240	9,920
Other	15,873
Ending balance	271,092	74,211
Current Obligations under Lease Contracts
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	3,485	2,134
Cash flows	(12,743)	(3,061)
Acquisition of subsidiaries and businesses	2,719
New leases and disposals	8,684	1,484
Reclassification	3,982	2,928
Ending balance	6,127	3,485
Non-current Obligations under Lease Contracts
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	54,126	48,618
Acquisition of subsidiaries and businesses	32,331
New leases and disposals	(4,444)	8,436
Reclassification	(3,982)	(2,928)
Ending balance	78,031	54,126
Interest-bearing Loans and Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	16,600	5,600
Cash flows	140,847	11,000
Other	(1,416)
Ending balance	156,031	€ 16,600
Convertible Note - Embedded Derivative
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	13,614
Other	17,289
Ending balance	€ 30,903